Cover	May 26, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 28, 2026, Olenox Industries, Inc. (the “Company”), a Delaware corporation, filed a Current Report on Form 8-K (the “Initial Report”) to report that on May 26, 2026, the Company entered into a Membership Interest Purchase Agreement (the “Purchase Agreement”) with CS Digital Ventures, LLC, a Delaware limited liability company (“CS Digital”), the members of CS Digital listed on the signature page thereto (collectively, the “Sellers”), and Bernardo Schucman, in his capacity as the seller representative (the “Seller Representative”). Pursuant to the Purchase Agreement, the Company acquired 100% of the issued and outstanding membership interests of CS Digital (the “Acquisition”) on the same date.
Document Period End Date	May 26, 2026
Entity File Number	001-38037
Entity Registrant Name	OLENOX INDUSTRIES INC.
Entity Central Index Key	0001023994
Entity Tax Identification Number	95-4463937
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1207 N. FM 3083 Bldg. C
Entity Address, City or Town	Conroe
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77304
City Area Code	936
Local Phone Number	323-6332
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	OLOX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false